Convertible Bonds (Details)		12 Months Ended
	Sep. 27, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares
Convertible senior notes
Debt Instrument [Line Items]
Principal amount	$ 1,000,000,000
Coupon Rate	0.00%
Debt instrument purchasers over-allotment option	$ 125,000,000
Principal amount per conversion rate	$ 1,000,000
Trading days | ¥			40
Initial conversion rate (ADS per US$1,000 principal amount)	23.4680
Initial conversion price (per ADS) | $ / shares	$ 42.61
Effective interest rate	11.15%
Gross proceeds from the issuance of the Notes		$ 1,000,000
Debt issuance costs		15,680,000
Principal amount of the liability		1,000,000,000
Unamortized debt discount		253,651,000
Net carrying amount of the liability | ¥				¥ 5,206,682,000
Carrying amount of the equity component		258,429,000
Amortization of the discount		$ 20,703,000	¥ 144,132,000
Principal amount over a remaining period		2 years 9 months	2 years 9 months
Convertible senior notes | Redemption one
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares		$ 0.000005
Trading days | ¥			20
Consecutive trading day | ¥			30
Percentage of conversion price		130.00%	130.00%
Convertible senior notes | Redemption two
Debt Instrument [Line Items]
Principal amount		$ 1,000,000
Trading days | ¥			5
Consecutive trading day | ¥			10
Percentage of conversion price		98.00%	98.00%
Class A ordinary shares
Debt Instrument [Line Items]
Ordinary shares, par value | $ / shares		$ 0.000005			$ 0.000005